Document and Entity Information	Nov. 02, 2023
Cover [Abstract]
Entity Registrant Name	CUTERA INC
Amendment Flag	false
Entity Central Index Key	0001162461
Document Type	8-K
Document Period End Date	Nov. 02, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-50644
Entity Tax Identification Number	77-0492262
Entity Address, Address Line One	3240 Bayshore Blvd.
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(415)
Local Phone Number	657-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.001 par value)
Trading Symbol	CUTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false